Financial instruments (Details 5) R$ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) Number	Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 1,421,391
First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		345,958
Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		411,195
Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		367,703
Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 296,535
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 719,000
United States of America, Dollars | First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 175,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 208,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 186,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786
United States of America, Dollars | Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 150,000
Opening foreign exchange rate	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786